Condensed Statements of Income and Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Operating Income
General, Administrative and Other Expenses	$ 3,333	$ 3,345	$ 3,251	$ 3,141	$ 3,062	$ 3,182	$ 3,112	$ 3,184
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	1,333	1,314	1,296	1,218	1,233	1,219	1,136	970	$ 5,160	$ 4,558
Income Tax Benefits	432	386	389	373	367	360	331	276	1,580	1,334
Net Income	$ 901	$ 928	$ 907	$ 845	$ 866	$ 859	$ 805	$ 694	3,580	3,224
Comprehensive Income									3,307	2,986
Parent Company
Operating Income
Dividends from subsidiary									3,550	3,550
Interest and dividend income from securities and federal funds									7	43
Total operating income									3,557	3,593
General, Administrative and Other Expenses									1,651	1,755
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary									1,906	1,838
Income Tax Benefits									484	569
Income Before Equity in Undistributed Income of Subsidiary									2,390	2,407
Equity in Undistributed Income of Subsidiary									1,190	817
Net Income									3,580	3,224
Comprehensive Income									$ 3,307	$ 2,986